S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.52
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 192,627,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	25,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.92
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 142,627,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	20,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.94
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 92,627,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	15,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.02
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 42,627,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	10,600,000
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.32)
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ (7,372,518)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	5,600,000
Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.55
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 222,074,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	29,410,000
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.96
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 164,574,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	23,660,000
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 5.98
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 107,074,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	17,910,000
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 4.08
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ 49,574,482
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	12,160,000
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.03)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (1.24)
Net Tangible Book Value	$ (162,422)
Net Tangible Book Value Adjusted	$ (7,925,518)
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share (in Shares) | shares	5,750,000
Number of Shares Used to Determine Net Tangible Book Value Adjusted (in Shares) | shares	6,410,000
Public Shareholders [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 7.55
Public Shareholders [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	6.95
Public Shareholders [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	5.97
Public Shareholders [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	4.05
Public Shareholders [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	(1.29)
Public Shareholders [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	7.58
Public Shareholders [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	6.99
Public Shareholders [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	6.01
Public Shareholders [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	4.11
Public Shareholders [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ (1.21)
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,300,000
Number of Shares Used Adjustment (in Shares) | shares	20,600,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,300,000
Number of Shares Used Adjustment (in Shares) | shares	20,600,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,300,000
Number of Shares Used Adjustment (in Shares) | shares	20,600,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,300,000
Number of Shares Used Adjustment (in Shares) | shares	20,600,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 201,300,000
Number of Shares Used Adjustment (in Shares) | shares	20,600,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,300,000
Number of Shares Used Adjustment (in Shares) | shares	23,660,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,300,000
Number of Shares Used Adjustment (in Shares) | shares	23,660,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,300,000
Number of Shares Used Adjustment (in Shares) | shares	23,660,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,300,000
Number of Shares Used Adjustment (in Shares) | shares	23,660,000
Net Proceeds From This Offering and The Sale of The Private Placement Units [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 231,300,000
Number of Shares Used Adjustment (in Shares) | shares	23,660,000
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Offering Costs Accrued For or Paid in Advance, Excluded From Tangible Book Value [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	136,904
Underwriting Fees [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Underwriting Fees [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Underwriting Fees [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Underwriting Fees [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Underwriting Fees [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(8,000,000)
Underwriting Fees [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(9,200,000)
Underwriting Fees [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(9,200,000)
Underwriting Fees [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(9,200,000)
Underwriting Fees [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(9,200,000)
Underwriting Fees [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(9,200,000)
Over-Allotment Liability [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(647,000)
Over-Allotment Liability [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(647,000)
Over-Allotment Liability [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(647,000)
Over-Allotment Liability [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(647,000)
Over-Allotment Liability [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	(647,000)
Over-Allotment Liability [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	0
Over-Allotment Liability [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	0
Over-Allotment Liability [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	0
Over-Allotment Liability [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	0
Over-Allotment Liability [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	0
Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
Number of Shares Used Adjustment (in Shares) | shares	0
Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (50,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(5,000,000)
Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (100,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(10,000,000)
Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (150,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(15,000,000)
Shareholder Redemptions [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (200,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(20,000,000)
Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ 0
Number of Shares Used Adjustment (in Shares) | shares	0
Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (57,500,000)
Number of Shares Used Adjustment (in Shares) | shares	(5,750,000)
Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (115,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(11,500,000)
Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (172,500,000)
Number of Shares Used Adjustment (in Shares) | shares	(17,250,000)
Shareholder Redemptions [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution	$ (230,000,000)
Number of Shares Used Adjustment (in Shares) | shares	(23,000,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	(750,000)
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member] | No Redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	0
Ordinary Shares Forfeited If Over-Allotment is Not Exercised [Member] | Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used Adjustment (in Shares) | shares	0